Basis of Presentation of Consolidated Financial Statements And Significant Accounting Policies - Additional information (Detail)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Digital solutions services—financial services [member]
Disclosure of Basis of Preparation and Presentation of Financial Statements and Significant Accounting Policies [Line Items]
Contract with customer credit period allowed to customers	15 days
Digital solutions services—non financial services [member]
Disclosure of Basis of Preparation and Presentation of Financial Statements and Significant Accounting Policies [Line Items]
Weighted average contract term	23 months 27 days	25 months 15 days	24 months 9 days
Digital solutions services—non financial services [member] | Bottom of range [member]
Disclosure of Basis of Preparation and Presentation of Financial Statements and Significant Accounting Policies [Line Items]
Contract with customer credit period allowed to customers	0 days
Term of contract	1 year	1 year	1 year
Digital solutions services—non financial services [member] | Top of range [member]
Disclosure of Basis of Preparation and Presentation of Financial Statements and Significant Accounting Policies [Line Items]
Contract with customer credit period allowed to customers	90 days
Term of contract	3 years	3 years	3 years